Material partly-owned subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Accumulated balances of material non-controlling interests	$ 42	$ 41	$ 39
Profit (loss) for the year	150	(171)	80
Total comprehensive income (loss) for the year, net of tax	9	(17)	267
Attributable to non-controlling interests	17	20	17
Non-current assets	5,416	5,726	5,987
Current assets	1,227	1,493	1,166
Non-current liabilities	(3,156)	(3,660)	(3,639)
Current liabilities	(793)	(855)	(760)
Total equity	2,694	2,704	2,754	$ 2,467
Cash inflow (outflow) from operating activities	857	997	1,186
Cash inflow (outflow) from investing activities	(335)	(862)	(702)
Cash inflow (outflow) from financing activities	(393)	(148)	(763)
Net increase (decrease) in cash and cash equivalents	$ 129	$ (13)	$ (279)
Cerro Vanguardia S.A. (CVSA)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	7.50%	7.50%	7.50%
Profit allocated to material non-controlling interests	$ 9	$ 7	$ 6
Accumulated balances of material non-controlling interests	14	13	15
Revenue	498	517	472
Profit (loss) for the year	119	96	81
Total comprehensive income (loss) for the year, net of tax	119	96	81
Attributable to non-controlling interests	9	7	6
Dividends paid to non-controlling interests	(7)	(9)	(6)
Non-current assets	176	193	241
Current assets	215	171	177
Non-current liabilities	(112)	(103)	(108)
Current liabilities	(78)	(84)	(107)
Total equity	201	177	203
Cash inflow (outflow) from operating activities	179	189	110
Cash inflow (outflow) from investing activities	(36)	(55)	(57)
Cash inflow (outflow) from financing activities	(140)	(118)	(97)
Net increase (decrease) in cash and cash equivalents	$ 3	$ 16	$ (44)
Société AngloGold Ashanti de Guinée S.A. (Siguiri)
Disclosure of subsidiaries [line items]
Non-controlling interest holding	15.00%	15.00%	15.00%
Profit allocated to material non-controlling interests	$ 8	$ 13	$ 11
Accumulated balances of material non-controlling interests	32	32	28
Revenue	365	489	367
Profit (loss) for the year	56	88	74
Total comprehensive income (loss) for the year, net of tax	56	88	74
Attributable to non-controlling interests	8	13	11
Dividends paid to non-controlling interests	(8)	(10)	(9)
Non-current assets	257	206	174
Current assets	157	189	178
Non-current liabilities	(64)	(101)	(79)
Current liabilities	(137)	(82)	(85)
Total equity	213	212	188
Cash inflow (outflow) from operating activities	84	152	120
Cash inflow (outflow) from investing activities	(96)	(82)	(59)
Cash inflow (outflow) from financing activities	(6)	(58)	(53)
Net increase (decrease) in cash and cash equivalents	$ (18)	$ 12	$ 8